(Losses) Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Schedule of (Losses) Earnings Per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Nine months ended September 30,
	2017	2016
Net loss attributable to Golar LNG Ltd stockholders - basic and diluted	(183,526)	(195,155)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	Nine months ended September 30,
	2017	2016
Weighted average number of common shares outstanding	100,599	93,050

Losses per share are as follows:

	Nine months ended September 30,
	2017	2016
Basic and diluted	$(1.82)	$(2.10)